Income taxes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax rate	25.00%	25.00%	25.00%
Withholding tax amount | $	$ 0	$ 0
Preferential tax rate	12.50%
Preferential tax rate period	3 years
Unrecognized uncertain tax positions				¥ 0	¥ 0
Minimum | State Administration of Taxation, China
Withholding tax rate	5.00%
Maximum | State Administration of Taxation, China
Withholding tax rate	10.00%
Shanghai Zhixiang Technology Co., Ltd.
Income tax holiday, period	P2Y
CAYMAN ISLANDS
Withholding tax rate	0.00%
HONG KONG
Withholding tax rate	5.00%
Minimum Percentage of Foreign Investor Ownership in Shares of FIE	25.00%
CHINA
Income tax rate	25.00%
Withholding tax rate	10.00%
Undistributed earnings and reserves				¥ 127,713	¥ 203,236